Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Aug. 29, 2017	May 01, 2017	Apr. 03, 2017
Class C Common Stock [Member] | 7 Employees [Member]
Issuance of shares of common stock to employees and consultants charged to prepaid stock based salaries and consulting fees			$ 8,400,000
Class C Common Stock [Member] | 38 Consultants [Member]
Issuance of shares of common stock to employees and consultants charged to prepaid stock based salaries and consulting fees			$ 8,400,000
Class C Common Stock [Member] | Stockholders of Shenzhen Nova E-commerce Ltd [Member]
Issuance of shares of common stock to employees and consultants charged to prepaid stock based salaries and consulting fees	$ 25,000,000
Class A Common Stock [Member] | Consultants [Member]
Issuance of shares of common stock to employees and consultants charged to prepaid stock based salaries and consulting fees		$ 500,000